Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
On October 1, 2021, Viking Global Opportunities Illiquid Investments
Sub-Master
LP (“Viking”), who owns 339,055,114 shares of Class A common stock of the Company, signed an agreement to exchange a portion of its shares of Class A common stock for an equal number of shares of Class C common stock. On November 13, 2021, the Board approved the exchange and Viking will surrender to the Company, at no cost, the number of shares of Class A common stock to be determined within 5 business days after the date on which the stockholder receives written notice that the board has approved the exchange.
On November 17, 2021 the Board of Directors modified the vesting terms of RSUs granted under the Company’s equity incentive plans to allow 10% of the RSUs that were vested as of the closing of the Business Combination with respect to the service condition (the “10% RSUs”) to immediately and automatically accelerate and vest with respect to the performance condition, effective as of November 19, 2021, the date on which the Form S-8 registration statement covering such shares became effective. The Company will cash settle the 10% RSUs. The remaining RSUs will accelerate and vest in full with respect to the performance condition on or before March 15, 2022. Additionally, on November 17, 2021, the Board of Directors approved 100% of the earnout shares, received by the equity holders of Old Ginkgo pursuant to the Merger Agreement, to automatically accelerate and vest with respect to the performance condition, effective as of November 19, 2021, the date on which the Form S-8 registration statement covering such shares became effective. Additionally, on November 15, 2021, 25% of the earnout shares became vested with respect the first market condition of $12.50 per share, as the trading price of the Company’s Class A common stock equaled or exceeded $12.50 per share for at least 20 trading days within the 30 day trading period ending November 15, 2021. As a result of the modification of the 10% RSUs and the earnout shares, as well as achievement of the $12.50 per share market condition, the Company will record a significant amount of equity-based compensation expense under ASC 718, Stock Compensation, in the fourth quarter of 2021 and the first quarter of 2022.

21. Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
(a) Amendment to Glycosyn Promissory Note
In January 2021, the existing terms of the Glycosyn Promissory Note were amended to add an additional $0.2 million to the principal balance and to extend the number of interest-only payments to include the quarterly payments due on or before December 31, 2020 and March 31, 2021. The amendment also added a provision to increase the interest rate from 7.5% to 12.5% (or the maximum allowable by law, whichever is less) in the event of default by Glycosyn.
(b) Allonnia Series A Preferred Unit Financing
In January 2021, Allonnia issued an additional 22,500 Series A Preferred Units for aggregate proceeds of $0.2 million and closed their Series A Preferred Unit financing. As a result, the Company received 1,867,411 common units in Allonnia for total consideration of $12.7 million.
(c) Arcaea LLC (“Arcaea”, FKA Kalo Ingredients LLC)
In March 2021, Arcaea, LLC (“Arcaea”) was formed to focus on the application of synthetic biology in the personal care products industry. In March 2021, the Company entered into (i) an IP Property Contribution Agreement (“Arcaea IP Agreement”) that granted Arcaea a license to certain of the Company’s intellectual property, (ii) a Technical Development Agreement (“Arcaea TDA”) that establishes the terms under which the Company will provide technical development services, and (iii) a Common Unit Issuance Agreement (“Arcaea CUIA”) which compensates the Company for its intellectual property contribution and increases Arcaea’s access to the Company’s intellectual property in exchange for more common units.
Under the Arcaea IP Agreement, the Company licensed intellectual property to Arcaea for use in the development or the production of its products that the parties will subsequently agree to develop under TDPs. The license rights provide Arcaea with the ability to commercialize the specified products from the corresponding strain or enzyme, which can only be developed by the Company under the Arcaea TDA. In return for the license to the intellectual property, Arcaea has agreed to issue the Company up to
9,000,000 common units in accordance with certain terms and conditions set forth within the agreements. Upon execution, the Company was issued 1,755,000 common units under the Arcaea CUIA and any additional units will be determined based on the additional closings of the Series A Preferred Units which will be completed within
90 days
of execution of the Arcaea CUIA. Under the Arcaea TDA, the parties jointly agree on TDPs for specific strains and enzymes in which the Company will perform agreed upon development services in return for consideration on a cost-plus basis for all services provided.
(d) 2014 Plan Increase
In March 2021, the board of directors approved an increase to the aggregate number of shares reserved for issuance under the 2014 Plan of 39,960,420 shares, raising the total aggregate number of shares reserved for issuance under the 2014 Plan from 130,759,452 to 170,719,873.
(e) Parcel O Lease Agreement
In April 2021, the Company entered into a lease consisting of approximately 152,000 square feet of office and laboratory space being developed in Boston, Massachusetts. The lease commencement date is estimated to be June 1, 2024, subject to certain extensions, and expires on the fifteenth anniversary of the lease commencement date. Annual base rent for the first lease year will be approximately $12.9 million, subject to annual rent increases over the term of the lease. The lease includes one option to extend the lease for ten years at then-market rates, subject to certain adjustments, and will be secured by a letter of credit of $9.1 million.
(f) Acquisition of Dutch DNA Biotech B.V.
In April 2021, the Company entered into a definitive Share Sale and Purchase Agreement (“Purchase Agreement”)

with Have Fungi B.V. (“HF”) and a Technical Development Agreement (“TDA”) with Dutch DNA Biotech B.V. (“DDNA”), each a Dutch company located in the Netherlands. Under the Purchase Agreement, the Company will pay HF a purchase price in an amount equal to EUR 10 million, 1,633,937 shares of Ginkgo common stock, plus net debt and working capital adjustments, to acquire 100% ownership in the capital of DDNA. In addition, under the Purchase Agreement, the Company agrees to earn-out
payments to HF and certain designees upon achievement of one or more technical and commercialization milestones based on the performance of DDNA, including pursuant to the TDA, in an aggregate amount not to exceed $20.0 million during the earn-out
term. The Company expects to finalize the transaction by the beginning of the third quarter of 2021.
(g) Agreement and Plan of Merger
On May 11, 2021, the Company and Soaring Eagle Acquisition Corp. (“SRNG”) entered into an agreement and plan of merger (the “Merger Agreement”) under which Merger Sub, a newly formed subsidiary of SRNG, will be merged with and into Ginkgo with Ginkgo surviving the merger as a wholly owned subsidiary of SRNG (the
“Business Combination”). As a result of the proposed merger, SRNG will be renamed “Ginkgo Bioworks Holdings, Inc.” (“New Ginkgo”).
Concurrently with the execution of the Merger Agreement, SRNG entered into subscription agreements with certain accredited investors, pursuant to which, among other things, they agreed to purchase immediately prior to the closing of the Business Combination, an aggregate of 77,500,000 shares of SRNG’s Class A common stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $775 million (the “PIPE Financing”).
Subject to the terms of the Merger Agreement, immediately prior to the effective time of the Business Combination (the “Effective Time”), (i) Ginkgo will effect a recapitalization such that Ginkgo’s authorized capital stock shall consist solely of Ginkgo Class A common stock and Ginkgo Class B common stock and (ii) as of the Effective Time (a) each share of Ginkgo’s Class A common stock or Class B common stock issued and outstanding immediately prior to the Effective Time (including as a result of the automatic exercise of Ginkgo Warrants (defined below) by virtue of the occurrence of the Business Combination pursuant to the terms of such warrants) shall be converted into a share of Class A common stock or Class B common stock, as applicable, of New Ginkgo common stock, calculated, in each case, based on the equity value exchange ratio as set forth in the Merger Agreement, (b) each option exercisable for Class A common stock or Class B common stock of Ginkgo that is outstanding immediately prior to the Effective Time will be assumed and converted into a newly issued option exercisable for shares of Class A common stock or Class B common stock, as applicable, of New Ginkgo (subject to the same terms and conditions as the original Ginkgo option and with appropriate adjustments to the number of shares for which such option is exercisable and the exercise price thereof), (c) each award of restricted common stock of Ginkgo under Ginkgo’s stock incentive plans (a “Ginkgo Restricted Stock Award”) that is outstanding immediately prior to the Effective Time will be converted into the right to receive restricted common stock of New Ginkgo on the same terms and conditions as applicable to such Ginkgo Restricted Stock Award, (d) each award of restricted stock units of Ginkgo under Ginkgo’s stock incentive plans (a “Ginkgo Restricted Stock Unit Award”) that is outstanding immediately prior to the Effective Time will be converted into the right to receive restricted stock units based on common stock of New Ginkgo on the same terms and conditions as applicable to such Ginkgo Restricted Stock Unit Award and with appropriate adjustments to the number of shares to which each such restricted stock unit relates, and (e) each warrant to purchase shares of Ginkgo capital stock (a “Ginkgo Warrant”) that is outstanding immediately prior to the Effective Time and is not automatically exercised in full in accordance with its terms by virtue of the occurrence of the Business Combination will be assumed and converted into a warrant exercisable for Class A common stock of New Ginkgo (each, a “New Ginkgo assumed warrant”) on the same terms and conditions as applicable to such Ginkgo Warrant immediately prior to the effective time of the Business Combination, with appropriate adjustments to the number of shares for which such New Ginkgo assumed warrant is exercisable and the exercise price thereof.
Completion of the PIPE Financing and Business Combination is subject to approval of SRNG stockholders, Company stockholders and the satisfaction or waiver of certain other customary closing conditions. The approvals from SRNG stockholders and Company stockholders are expected in the third quarter of 2021.